UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Address of Principal Executive Offices)                  (Zip Code)

Summit Services, Inc.

200 Mansell Court East, Suite 430

Roswell, GA 30076

(Name and Address of Agent for Service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP,

312 Walnut Street, Suite 1400

Cincinnati, Ohio 45202

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: December 31, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Stockcar Stock Index Fund
	Portfolio of Investments
	December 31, 2004 (Unaudited)

COMMON STOCKS
Shares		Value
Beverages- 3.41%
2,000	Coca-Cola Company	83,260
2,300	Pepsico, Inc.	120,060
		203,320
Construction Machinery & Equipment- 2.13%
1,300	Caterpillar, Inc.	126,763

Electronic & Other Electrical Equipment- 2.08%
3,400	General Electric Company	124,100

Food And Kindred Products- 1.88%
3,800	Conagra Foods, Inc.	111,910

Grain Mill Products- 3.97%
2,250	General Mills, Inc.	111,847
2,800	Kellogg Company	125,048
		236,895
Malt Beverages- 4.11%
2,000	Anheuser-Busch Companies	101,460
1,900	Molson Coors Brewing Company	143,773
		245,233
Metalwork Machinery & Equipment- 3.11%
2,100	Black & Decker Corporation	185,493

Motor Vehicle Parts & Accessories- 1.36%
9,000	Delphi Corporation	81,180

Motor Vehicles & Passenger Car Bodies- 4.33%
1,775	Daimlerchrysler AG	85,288
6,350	Ford Motor Company	92,964
2,000	General Motors Corporation	80,120
		258,372
National Commercial Banks- 1.89%
4,000	MBNA Corporation	112,760

Newspapers: Publishing Or Publishing and Printing- 1.87%
5,800	News Holding Ltd. ADR	111,360

Papers & Allied Products- 2.08%
3,300	Georgia Pacific Company	123,684

Petroleum Refining- 7.25%
2,600	Chevrontexaco Corporation	136,526
2,500	Exxon Mobil Corporation	128,150
2,050	Sunoco, Inc.	167,505
		432,181
Pharmaceutical Preparations- 1.29%
2,850	Pfizer, Inc.	76,636

Photographic Equipment & Supplies- 2.08%
3,850	Eastman Kodak Company	124,163

Plastic Material, Synth Resin/Rubber,Cellulos (No Glass)- 1.89%
2,300	Dupont De Nemours & Company	112,815

Plastics Products, NEC- 1.83%
4,500	Newell Rubbermaid, Inc.	108,855

Radio Broadcasting Stations- 3.29%
25,750	Sirius Satellite Radio, Inc.*	196,215

Radiotelephone Communications- 1.51%
3,000	Nextel Communications, Inc.*	90,030

Retail-Auto & Home Supply Stores- 3.30%
2,450	Advance Auto Parts, Inc.*	107,016
5,350	CSK Auto Corporation*	89,559
		196,575
Retail-Lumber & Other Building- 3.90%
2,850	Home Depot, Inc.	121,809
1,925	Lowes Companies	110,861
		232,670
Retail-Radio, TV & Consumer Electronics- 1.85%
3,350	Radioshack Corporation	110,148

Retail-Variety Stores- 2.40%
2,750	Target Corporation	142,808

Semiconductors & Related Devices- 1.35%
7,400	Infineon Techologies ADR*	80,660

Services-Amusement & Recreation- 2.81%
29,250	Dover Motorsports, Inc.	167,603

Services-Computer Programming,- 1.16%
6,000	United Online, Inc.*	69,180

Services-Equipment Rental & Leasing- 2.73%
6,500	Aaron Rents, Inc.	162,500

Services-Motion Picture & Video- 1.91%
5,850	Time Warner, Inc.*	113,724

Services-Prepackaged Software- 2.33%
2,250	Electronic Arts, Inc.*	138,780

Services-Racing, Including Track Operation- 4.28%
2,350	International Speedway Corporation-Class A	124,080
3,350	Speedway Motorsports, Inc.	131,253
		255,333
Soap, Detergents, Cleang Preparations,Perfumes,Cosmetics- 1.89%
2,050	Procter & Gamble Company	112,914

Telephone Communications (No Radiophone)- 3.87%
2,250	Alltel Corporation	132,210
1,875	Bell South Corporation	52,106
1,800	SBC Communications, Inc.	46,386
		230,702
Tires & Inner Tubes- 3.20%
13,000	Goodyear Tire & Rubber Company *	190,580

Trucking & Courier Services (No Air)- 2.11%
1,475	United Parcel Service, Inc.	126,054

Wholesale-Chemicals & Allied Products- 2.35%
2,400	Ashland, Inc.	140,112

Wholesale-Miscellaneous Durable Goods- 3.62%
4,800	Action Performance Companies, Inc.	52,752
5,000	RC2 Corporation*	163,000
		215,752
Wholesale-Motor Vehicle Supplies- 2.22%
3,000	Genuine Parts Company	132,180

TOTAL COMMON STOCKS (Cost $4,775,032)- 98.65%		$5,880,240

CASH & EQUIVALENTS- 1.46%
86,989	First American Prime Obligation Fund Class Y 1.81%**	$86,989
	(Cost - $86,989)

TOTAL INVESTMENTS- 100.11% (Cost $4,862,021)		$5,967,229

LIABILITIES IN EXCESS OF OTHER ASSETS- (0.11%)		(7,140)

NET ASSETS- 100.00%		$5,960,590

* Non-income producing securities.
** Variable Rate Security at December 31, 2004

NOTES TO FINANCIAL STATEMENTS
Stockcar Stocks Index Fund

	1. SECURITY TRANSACTIONS

At December 31, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $4,775,032 amounted to $ 1,105,208 which consisted of aggregate gross unrealized appreciation of $1,498,067 and aggregate gross unrealized depreciation of $392,859.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/Allan Westcott

President

Date February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Allan Westcott

President

Date February 25, 2005

By /s/Angelo Alleca

Treasurer

Date February 28, 2005